Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Summary of Maturities of The Operating Lease Liabilities
The following table presents the remaining cash flows of the Company’s operating lease liabilities as of June 30, 2022 (in thousands):

Operating Leases
2022 (remaining six months)	$129
2023	4

Total undiscounted lease payments	$133
Less: imputed interest	(2)

Total lease liabilities	$131

Summary of Supplemental Cash Flow Information Related To Leases
The following table presents supplemental cash flow information related to leases (in thousands):

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$178	$356

Summary of weighted average remaining lease term and interest rate
The following table presents the weighted average remaining lease term and interest rate as of June 30, 2022:

Operating Leases
Weighted average remaining lease term (in years)	0.2
Weighted average discount rate	8.6%

Summary of Future Minimum Rental Payments For Operating Leases
The following table presents the future minimum lease commitments under the Company’s operating leases as of December 31, 2021, as previously disclosed (in thousands):

	Operating Leases	Lease Termination Agreement
2022	$459	$293
2023	4	49

Total minimum payments	$463	$342

Future minimum lease payments under
non-cancelable
operating leases, and future payments under the Lease Termination Agreement, as of December 31, 2021 are as follows (in thousands):

	Operating Leases	Lease Termination Agreement
2022	$459	$293
2023	4	49
2024 and thereafter	—	—

Total minimum payments	$463	$342